GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 48.4%
Advertising(a)(b) – 0.1%
Clear Channel Outdoor Holdings, Inc.
$3,210,000	7.875%		04/01/30	$ 3,268,358

Aerospace & Defense(a) – 1.0%
Boeing Co.
1,875,000	3.450		11/01/28	1,728,469
3,432,000	5.150		05/01/30	3,379,456
1,652,000	5.805		05/01/50	1,538,607
Bombardier, Inc.(b)
4,340,000	7.000		06/01/32	4,437,824
Spirit AeroSystems, Inc.(b)
1,170,000	9.375		11/30/29	1,266,326
2,850,000	9.750		11/15/30	3,177,921
TransDigm, Inc.
3,300,000	5.500		11/15/27	3,258,915
2,050,000	6.750	(b)	08/15/28	2,090,323
315,000	4.625		01/15/29	298,018
2,246,000	4.875		05/01/29	2,136,642
100,000	7.125	(b)	12/01/31	103,978

				23,416,479

Agriculture(a) – 0.3%
BAT Capital Corp.
7,000,000	4.390		08/15/37	6,155,800

Airlines – 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
1,717,000	5.750		04/20/29	1,677,904
Delta Air Lines, Inc.(a)
3,600,000	7.375		01/15/26	3,677,436
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(a)(b)
1,320,000	11.000		04/15/29	1,256,746
United Airlines, Inc.(a)(b)
2,080,000	4.625		04/15/29	1,966,515
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)(b)
4,145,000	7.875		05/01/27	3,749,774
1,295,000	9.500		06/01/28	1,161,032

				13,489,407

Auto Parts & Equipment(a) – 0.0%
Tupy Overseas SA
200,000	4.500		02/16/31	173,500

Automotive(a) – 1.6%
Adient Global Holdings Ltd.(b)
2,000,000	7.000		04/15/28	2,044,760
Clarios Global LP/Clarios U.S. Finance Co.(b)
1,850,000	8.500		05/15/27	1,866,521
Dana, Inc.
2,075,000	4.250		09/01/30	1,831,457
Dealer Tire LLC/DT Issuer LLC(b)
5,637,000	8.000		02/01/28	5,619,187
Ford Motor Credit Co. LLC
400,000	4.687		06/09/25	396,728
4,260,000	3.375		11/13/25	4,153,287

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive(a) – (continued)
	$3,111,000	4.950%		05/28/27	$ 3,071,055
	1,640,000	3.815		11/02/27	1,559,017
General Motors Co.
	3,000,000	6.600		04/01/36	3,201,750
General Motors Financial Co., Inc.
	1,975,000	5.650		01/17/29	2,016,475
	4,100,000	3.100		01/12/32	3,527,927
Hyundai Capital America(b)
	4,050,000	5.700		06/26/30	4,183,852
Phinia, Inc.(b)
	4,284,000	6.750		04/15/29	4,372,036

					37,844,052

Banks – 5.7%
Absa Group Ltd.(a)(c) (5 yr. CMT + 5.411%)
	960,000	6.375		05/27/26	935,400
Access Bank PLC(b)
	900,000	6.125		09/21/26	854,721
Alfa Bank AO Via Alfa Bond Issuance PLC(d)(a) (5 yr. CMT + 4.546%)
	360,000	5.950		04/15/30	—
Banca Transilvania SA(a)(c) (1 yr. EURIBOR ICE Swap + 5.580%)
EUR	650,000	8.875		04/27/27	742,153
Banco Continental SAECA(a)
	$1,210,000	2.750		12/10/25	1,148,290
Banco Davivienda SA(a)(c)
(10 yr. CMT + 5.097%)
	420,000	6.650	(b)	04/22/31	322,497
	200,000	6.650		04/22/31	153,570
Banco de Bogota SA
	740,000	6.250		05/12/26	736,300
Banco de Credito del Peru SA(a)(b)
	650,000	5.850		01/11/29	662,187
Banco del Estado de Chile(a)(b)(c) (5 yr. CMT + 3.228%)
	600,000	7.950		05/02/29	616,500
Banco do Brasil SA(a)(c) (10 yr. CMT + 4.398%)
	340,000	8.748		10/15/24	345,338
Banco Industrial SA(a)(b)(c) (5 yr. CMT + 4.442%)
	930,000	4.875		01/29/31	888,150
Banco Internacional del Peru SAA Interbank(a)(c) (5 yr. CMT + 3.711%)
	790,000	4.000		07/08/30	771,978
Banco Mercantil del Norte SA(a)(c)
(5 yr. CMT + 4.643%)
	340,000	5.875	(b)	01/24/27	324,275
	460,000	5.875		01/24/27	438,725
(5 yr. CMT + 4.967%)
	690,000	6.750		09/27/24	686,766
Banco Santander SA
	2,000,000	3.490		05/28/30	1,837,080
(1 yr. CMT + 1.600%)
	3,600,000	3.225	(a)(c)	11/22/32	3,060,180
Bancolombia SA(a)(c) (5 yr. CMT + 4.320%)
	460,000	8.625		12/24/34	471,500

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank Hapoalim BM(a)(c) (5 yr. CMT + 2.155%)
$540,000	3.255%		01/21/32	$ 490,558
Bank Leumi Le-Israel BM(a)(c) (5 yr. CMT + 1.631%)
520,000	3.275		01/29/31	485,389
Bank of America Corp.(a)(c)
(3 mo. USD Term SOFR + 4.160%)
4,000,000	6.100		03/17/25	3,990,640
(Secured Overnight Financing Rate + 1.630%)
1,760,000	5.202		04/25/29	1,780,627
Bank of New York Mellon Corp.(a)(c)
(5 yr. CMT + 3.352%)
1,000,000	3.700		03/20/26	954,620
(5 yr. CMT + 4.358%)
2,000,000	4.700		09/20/25	1,968,480
Barclays PLC(a)(c)
(1 yr. CMT + 3.000%)
4,810,000	5.746		08/09/33	4,919,957
(5 yr. CMT + 5.431%)
4,800,000	8.000		03/15/29	4,937,808
BNP Paribas SA(b)
2,700,000	4.375		05/12/26	2,653,830
(5 yr. CMT + 4.354%)
3,000,000	8.500	(a)(c)	08/14/28	3,144,570
BPCE SA(b)
4,150,000	4.625		09/12/28	4,075,383
(Secured Overnight Financing Rate + 1.730%)
2,100,000	3.116	(a)(c)	10/19/32	1,755,411
Citigroup, Inc.(a)(c)
(10 yr. CMT + 2.757%)
2,200,000	7.000		08/15/34	2,233,682
(3 mo. USD Term SOFR + 4.779%)
1,890,000	6.250		08/15/26	1,891,928
(5 yr. CMT + 3.209%)
3,000,000	7.375		05/15/28	3,075,840
(5 yr. CMT + 3.211%)
2,147,000	7.625		11/15/28	2,232,665
(5 yr. CMT + 3.597%)
1,000,000	4.000		12/10/25	957,940
(Secured Overnight Financing Rate + 1.351%)
3,325,000	3.057		01/25/33	2,887,164
(Secured Overnight Financing Rate + 3.914%)
900,000	4.412		03/31/31	873,927
Citizens Financial Group, Inc.(a)(c) (5 yr. CMT + 5.313%)
1,000,000	5.650		10/06/25	982,160
Comerica, Inc.(a)(c) (5 yr. CMT + 5.291%)
1,000,000	5.625		07/01/25	976,980
Credit Bank of Moscow Via CBOM Finance PLC(d)
260,000	4.700	(b)	01/29/25	—
(5 yr. USD Swap + 5.416%)
280,000	7.500	(a)	10/05/27	—
Deutsche Bank AG(a)(c) (5 yr. CMT + 4.524%)
800,000	6.000		10/30/25	765,656
Fifth Third Bancorp(a)(c) (5 yr. CMT + 4.215%)
1,000,000	4.500		09/30/25	970,540

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
First Bank of Nigeria Ltd. Via FBN Finance Co. BV(b)
$200,000	8.625%	10/27/25	$ 199,750
Freedom Mortgage Corp.(a)(b)
2,610,000	6.625	01/15/27	2,558,400
Grupo Aval Ltd.(a)
1,410,000	4.375	02/04/30	1,198,941
Huntington Bancshares, Inc.(a)(c) (7 yr. CMT + 4.045%)
1,000,000	4.450	10/15/27	919,950
ING Groep NV(a)(c) (5 yr. USD Swap + 4.446%)
3,000,000	6.500	04/16/25	2,987,220
Ipoteka-Bank ATIB
710,000	5.500	11/19/25	689,808
Itau Unibanco Holding SA(a)(c) (5 yr. CMT + 3.981%)
500,000	7.721	12/12/24	499,500
JPMorgan Chase & Co.(a)(c)
(3 mo. USD Term SOFR + 2.515%)
2,666,000	2.956	05/13/31	2,376,072
(5 yr. CMT + 2.737%)
3,742,000	6.875	06/01/29	3,881,839
Macquarie Group Ltd.(a)(b)(c) (3 mo. USD LIBOR + 1.372%)
3,650,000	3.763	11/28/28	3,503,233
Morgan Stanley(a)(c) (Secured Overnight Financing Rate + 1.290%)
1,950,000	2.943	01/21/33	1,688,778
NatWest Group PLC(a)(c) (5 yr. CMT + 3.752%)
2,000,000	8.125	11/10/33	2,069,020
NBK Tier 1 Financing 2 Ltd.(a)(c) (6 yr. CMT + 2.832%)
790,000	4.500	08/27/25	769,634
PNC Financial Services Group, Inc.(a)(c)
(5 yr. CMT + 3.000%)
2,000,000	6.000	05/15/27	1,970,260
(5 yr. CMT + 3.238%)
3,000,000	6.200	09/15/27	2,986,170
(7 yr. CMT + 2.808%)
2,000,000	6.250	03/15/30	1,954,420
Regions Financial Corp.(a)(c) (5 yr. CMT + 5.430%)
1,000,000	5.750	06/15/25	990,210
Royal Bank of Canada(a)(c) (5 yr. CMT + 2.887%)
3,315,000	7.500	05/02/84	3,448,097
Standard Chartered PLC(a)(b)(c) (5 yr. CMT + 3.805%)
4,255,000	4.750	01/14/31	3,582,795
State Street Corp.(a)(c) (5 yr. CMT + 2.628%)
2,000,000	6.700	09/15/29	2,004,260
Toronto-Dominion Bank(a)(c) (5 yr. CMT + 4.075%)
2,000,000	8.125	10/31/82	2,085,600
Truist Financial Corp.(a)(c)
(10 yr. CMT + 4.349%)
2,237,000	5.100	03/01/30	2,096,584
(5 yr. CMT + 4.605%)
1,000,000	4.950	09/01/25	978,940
Turkiye Garanti Bankasi AS(a)(b)(c) (5 yr. CMT + 4.090%)
510,000	8.375	02/28/34	510,000
U.S. Bancorp(a)(c) (5 yr. CMT + 2.541%)
1,000,000	3.700	01/15/27	904,840

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
UBS Group AG(a)
$1,726,000	4.282	%(b)	01/09/28	$ 1,682,194
(5 yr. CMT + 3.098%)
4,801,000	3.875	(b)(c)	06/02/26	4,486,438
(5 yr. CMT + 4.745%)
5,590,000	9.250	(b)(c)	11/13/28	6,064,647
(5 yr. USD swap + 4.590%)
4,000,000	6.875	(c)	08/07/25	3,990,800
UniCredit SpA(a)(b)(c) (5 yr. CMT + 4.750%)
1,525,000	5.459		06/30/35	1,461,270
United Bank for Africa PLC
200,000	6.750		11/19/26	193,876
Uzbek Industrial & Construction Bank ATB(b)
550,000	8.950		07/24/29	542,437
Wells Fargo & Co.(a)(c)
(5 yr. CMT + 2.767%)
2,275,000	6.850		09/15/29	2,307,851
(5 yr. CMT + 3.453%)
1,000,000	3.900		03/15/26	954,280
(5 yr. CMT + 3.606%)
1,000,000	7.625		09/15/28	1,062,520
Yapi ve Kredi Bankasi AS(b)
510,000	9.250		10/16/28	545,542
(5 yr. CMT + 5.278%)
450,000	9.250	(a)(c)	01/17/34	462,375
(5 yr. CMT + 5.499%)
470,000	9.743	(a)(c)	04/04/29	472,791

				135,082,707

Beverages(a) – 0.9%
Anadolu Efes Biracilik Ve Malt Sanayii AS
420,000	3.375	(b)	06/29/28	368,287
950,000	3.375		06/29/28	833,031
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
8,050,000	4.700		02/01/36	7,874,188
Becle SAB de CV
610,000	2.500		10/14/31	485,261
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL(b)
680,000	5.250		04/27/29	648,795
Constellation Brands, Inc.
2,275,000	2.875		05/01/30	2,052,505
3,975,000	2.250		08/01/31	3,343,810
Keurig Dr. Pepper, Inc.
1,055,000	3.200		05/01/30	972,341
5,375,000	4.050		04/15/32	5,103,939
308,000	3.800		05/01/50	234,567

				21,916,724

Building Materials(a) – 0.5%
Builders FirstSource, Inc.(b)
1,800,000	5.000		03/01/30	1,719,720

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(a) – (continued)
Cemex SAB de CV(c)
(5 yr. CMT + 4.534%)
$800,000	5.125	%(b)	06/08/26	$ 778,504
460,000	5.125		06/08/26	447,640
(5 yr. CMT + 5.157%)
590,000	9.125	(b)	03/14/28	636,846
GCC SAB de CV(b)
860,000	3.614		04/20/32	737,450
Sisecam U.K. PLC(b)
230,000	8.250		05/02/29	234,384
630,000	8.625		05/02/32	642,285
Standard Industries, Inc.(b)
1,880,000	4.375		07/15/30	1,712,529
4,054,000	3.375		01/15/31	3,466,535
1,760,000	6.500		08/15/32	1,764,470

				12,140,363

Chemicals – 1.1%
Ashland, Inc.(a)(b)
3,225,000	3.375		09/01/31	2,782,207
Avient Corp.(a)(b)
1,725,000	7.125		08/01/30	1,771,523
Axalta Coating Systems LLC (a)(b)
3,100,000	3.375		02/15/29	2,819,946
Braskem Netherlands Finance BV (a)(c) (5 yr. CMT + 8.220%)
480,000	8.500		01/23/81	484,950
Chemours Co. (a)(b)
4,560,000	4.625		11/15/29	3,996,156
Huntsman International LLC(a)
2,104,000	4.500		05/01/29	2,028,572
Ingevity Corp.(a)(b)
1,305,000	3.875		11/01/28	1,195,432
LG Chem Ltd.(e)
200,000	1.250		07/18/28	190,966
300,000	1.600		07/18/30	268,362
Minerals Technologies, Inc.(a)(b)
1,695,000	5.000		07/01/28	1,632,251
OCP SA(a)
960,000	5.125		06/23/51	736,800
Olympus Water U.S. Holding Corp.(a)(b)
2,500,000	9.750		11/15/28	2,658,900
1,925,000	7.250		06/15/31	1,927,349
Sasol Financing USA LLC(a)
280,000	4.375		09/18/26	266,840
890,000	5.500		03/18/31	765,400
SNF Group SACA(a)(b)
740,000	3.125		03/15/27	685,832
925,000	3.375		03/15/30	795,657
Valvoline, Inc.(a)(b)
885,000	3.625		06/15/31	773,871
WR Grace Holdings LLC(a)(b)
1,855,000	5.625		08/15/29	1,698,141

				27,479,155

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(a) – 1.9%
ADT Security Corp.(b)
	$4,387,000	4.125%		08/01/29	$ 4,092,895
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
	84,000	6.625		07/15/26	84,091
APi Group DE, Inc.(b)
	4,030,000	4.125		07/15/29	3,713,000
	575,000	4.750		10/15/29	546,813
APX Group, Inc.(b)
	5,153,000	5.750		07/15/29	5,013,148
Bidvest Group U.K. PLC(b)
	1,260,000	3.625		09/23/26	1,195,425
Garda World Security Corp.(b)
	1,807,000	7.750		02/15/28	1,865,836
	1,040,000	8.250		08/01/32	1,041,560
HealthEquity, Inc.(b)
	1,058,000	4.500		10/01/29	996,170
Hertz Corp.(b)
	1,165,000	12.625		07/15/29	1,262,697
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS(b)
	889,345	9.500		07/10/36	819,585
Mavis Tire Express Services Topco Corp.(b)
	2,621,000	6.500		05/15/29	2,491,156
Mersin Uluslararasi Liman Isletmeciligi AS(b)
	1,660,000	8.250		11/15/28	1,702,537
NESCO Holdings II, Inc.(b)
	3,083,000	5.500		04/15/29	2,866,604
Techem Verwaltungsgesellschaft 674 GmbH
EUR	668,191	6.000		07/30/26	723,149
Verisure Holding AB(b)
	725,000	3.250		02/15/27	759,138
	2,133,000	5.500		05/15/30	2,366,589
Verisure Midholding AB
	800,000	5.250	(b)	02/15/29	855,428
	1,450,000	5.250		02/15/29	1,550,463
VT Topco, Inc.(b)
	$5,282,000	8.500		08/15/30	5,583,391
Wand NewCo 3, Inc.(b)
	2,944,000	7.625		01/30/32	3,074,920
Williams Scotsman, Inc.(b)
	1,878,000	6.625		06/15/29	1,912,499

					44,517,094

Computers(a) – 0.7%
Amentum Escrow Corp.(b)
	695,000	7.250		08/01/32	709,685
Booz Allen Hamilton, Inc.(b)
	2,513,000	3.875		09/01/28	2,384,083
Dell International LLC/EMC Corp.
	2,699,000	8.100		07/15/36	3,280,878
Hewlett Packard Enterprise Co.
	2,730,000	6.200		10/15/35	2,934,723
KBR, Inc.(b)
	1,161,000	4.750		09/30/28	1,103,751
McAfee Corp.(b)
	3,435,000	7.375		02/15/30	3,204,340

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(a) – (continued)
Virtusa Corp.(b)
$2,371,000	7.125%		12/15/28	$ 2,249,581

				15,867,041

Distribution & Wholesale(a)(b) – 0.3%
American Builders & Contractors Supply Co., Inc.
2,760,000	3.875		11/15/29	2,497,607
BCPE Empire Holdings, Inc.
2,436,000	7.625		05/01/27	2,357,415
H&E Equipment Services, Inc.
2,105,000	3.875		12/15/28	1,923,759

				6,778,781

Diversified Financial Services – 2.6%
AerCap Holdings NV(a)(c) (5 yr. CMT + 4.535%)
1,825,000	5.875		10/10/79	1,820,438
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
3,625,000	3.000		10/29/28	3,347,941
(5 yr. CMT + 2.720%)
2,000,000	6.950	(c)	03/10/55	2,018,780
AG TTMT Escrow Issuer LLC(a)(b)
1,025,000	8.625		09/30/27	1,047,222
Ally Financial, Inc.
4,000,000	8.000		11/01/31	4,505,160
(7 yr. CMT + 3.481%)
3,415,000	4.700	(a)(c)	05/15/28	2,839,948
American Express Co.(a)(c) (5 yr. CMT + 2.854%)
1,000,000	3.550		09/15/26	932,870
Aviation Capital Group LLC(a)(b)
800,000	1.950		01/30/26	760,232
Avolon Holdings Funding Ltd.(a)(b)
1,300,000	3.250		02/15/27	1,233,453
1,927,000	2.528		11/18/27	1,763,340
Castlelake Aviation Finance DAC(a)(b)
2,420,000	5.000		04/15/27	2,353,910
Charles Schwab Corp.(a)(c)
(5 yr. CMT + 3.168%)
2,875,000	4.000		06/01/26	2,684,301
(5 yr. CMT + 4.971%)
2,250,000	5.375		06/01/25	2,228,962
Discover Financial Services(a)(c) (5 yr. CMT + 5.783%)
1,000,000	6.125		06/23/25	993,300
Freedom Mortgage Holdings LLC(a)(b)
5,075,000	9.250		02/01/29	5,112,910
Intercorp Financial Services, Inc.(a)
340,000	4.125		10/19/27	319,388
Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)(b)
3,829,000	5.000		08/15/28	3,558,366
Macquarie Airfinance Holdings Ltd.(a)(b)
355,000	6.400		03/26/29	364,589
1,950,000	8.125		03/30/29	2,062,340
Midcap Financial Issuer Trust(a)(b)
2,567,000	6.500		05/01/28	2,478,541
810,000	5.625		01/15/30	730,061

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Nationstar Mortgage Holdings, Inc.(a)(b)
$2,651,000	5.500%		08/15/28	$ 2,573,988
Navient Corp.(a)
2,388,000	5.500		03/15/29	2,221,365
1,715,000	9.375		07/25/30	1,826,544
OneMain Finance Corp.
1,602,000	7.125		03/15/26	1,630,051
1,643,000	4.000	(a)	09/15/30	1,437,543
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.(a)(b)
1,365,000	6.375		02/01/27	1,334,424
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(a)(b)
2,390,000	4.000		10/15/33	2,058,674
StoneX Group, Inc.(a)(b)
1,785,000	7.875		03/01/31	1,858,364
United Wholesale Mortgage LLC(a)(b)
3,195,000	5.500		04/15/29	3,083,750
VFH Parent LLC/Valor Co-Issuer, Inc.(a)(b)
1,570,000	7.500		06/15/31	1,616,896

				62,797,651

Electrical – 0.8%
Adani Electricity Mumbai Ltd.
410,000	3.949		02/12/30	359,058
AES Panama Generation Holdings SRL(a)
1,389,789	4.375		05/31/30	1,226,489
Calpine Corp.(a)(b)
4,215,000	3.750		03/01/31	3,748,905
Cikarang Listrindo Tbk. PT(a)
200,000	4.950		09/14/26	194,875
Energuate Trust(a)(b)
470,000	5.875		05/03/27	458,692
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA(a)
200,000	5.375		12/30/30	166,870
Eskom Holdings SOC Ltd.
430,000	7.125		02/11/25	430,000
220,000	6.350	(f)	08/10/28	216,975
458,000	8.450		08/10/28	469,450
Huachen Energy Co. Ltd.(a)(g)
244,269	4.650		12/29/26	128,470
Lamar Funding Ltd.
470,000	3.958		05/07/25	462,363
LLPL Capital Pte. Ltd.
356,132	6.875		02/04/39	361,140
Minejesa Capital BV
241,748	4.625		08/10/30	233,287
Mong Duong Finance Holdings BV(a)
446,938	5.125		05/07/29	428,502
National Central Cooling Co. PJSC
820,000	2.500		10/21/27	747,225
NextEra Energy Operating Partners LP(a)(b)
2,025,000	7.250		01/15/29	2,103,793
NRG Energy, Inc.(a)
115,000	5.750		01/15/28	114,512
448,000	3.375	(b)	02/15/29	403,240

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Pacific Gas & Electric Co.(a)
$1,470,000	3.500%		08/01/50	$ 994,367
Pike Corp.(a)(b)
2,420,000	5.500		09/01/28	2,346,311
820,000	8.625		01/31/31	882,402
Sempra(a)(c) (5 yr. CMT + 4.550%)
3,335,000	4.875		10/15/25	3,271,201

				19,748,127

Electrical Components & Equipment(a)(b) – 0.1%
WESCO Distribution, Inc.
1,000,000	6.375		03/15/29	1,014,130
760,000	6.625		03/15/32	775,306

				1,789,436

Electronics(a)(b) – 0.3%
Imola Merger Corp.
6,867,000	4.750		05/15/29	6,465,830
TTM Technologies, Inc.
799,000	4.000		03/01/29	742,750

				7,208,580

Energy-Alternate Sources(a) – 0.0%
Greenko Wind Projects Mauritius Ltd.
380,000	5.500		04/06/25	377,506

Engineering & Construction(a) – 0.7%
Aeropuerto Internacional de Tocumen SA
1,040,000	5.125		08/11/61	788,778
Aeropuertos Dominicanos Siglo XXI SA(b)
1,380,000	7.000		06/30/34	1,414,500
Arcosa, Inc.(b)
1,221,000	4.375		04/15/29	1,151,061
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners
950,000	4.050	(b)	04/27/26	897,750
200,000	4.050		04/27/26	189,000
Dycom Industries, Inc.(b)
2,764,000	4.500		04/15/29	2,612,782
Global Infrastructure Solutions, Inc.(b)
4,435,000	5.625		06/01/29	4,270,328
1,390,000	7.500		04/15/32	1,401,662
IHS Holding Ltd.(b)
750,000	5.625		11/29/26	715,313
200,000	6.250		11/29/28	178,688
International Airport Finance SA
647,611	12.000		03/15/33	689,317
Mexico City Airport Trust
490,000	3.875		04/30/28	461,061
320,000	5.500		10/31/46	268,701
930,000	5.500		07/31/47	782,362

				15,821,303

Entertainment(a) –1.3%
AMC Entertainment Holdings, Inc.(b)
678,000	7.500		02/15/29	497,482

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(a) – (continued)
Boyne USA, Inc.(b)
	$2,706,000	4.750%	05/15/29	$ 2,567,047
Cinemark USA, Inc.(b)
	3,842,000	5.250	07/15/28	3,717,365
	1,110,000	7.000	08/01/32	1,129,947
Cirsa Finance International SARL(b)
EUR	511,000	6.500	03/15/29	570,522
Light & Wonder International, Inc.(b)
	$500,000	7.000	05/15/28	503,525
Lions Gate Capital Holdings LLC(b)
	2,540,000	5.500	04/15/29	1,598,905
Merlin Entertainments Group U.S. Holdings, Inc.(b)
	1,405,000	7.375	02/15/31	1,455,959
Motion Bondco DAC(b)
	3,250,000	6.625	11/15/27	3,204,597
Penn Entertainment, Inc.(b)
	3,067,000	4.125	07/01/29	2,713,038
SeaWorld Parks & Entertainment, Inc.(b)
	4,880,000	5.250	08/15/29	4,646,590
Six Flags Entertainment Corp.(b)
	1,854,000	5.500	04/15/27	1,843,080
Warnermedia Holdings, Inc.
	2,300,000	4.054	03/15/29	2,130,812
	4,775,000	4.279	03/15/32	4,141,787

				30,720,656

Environmental(a) – 0.6%
GFL Environmental, Inc.(b)
	6,980,000	4.000	08/01/28	6,559,455
Madison IAQ LLC(b)
	4,294,000	4.125	06/30/28	4,010,768
	1,659,000	5.875	06/30/29	1,553,405
Republic Services, Inc.
	2,065,000	2.375	03/15/33	1,701,271
Reworld Holding Corp.
	670,000	5.000	09/01/30	603,710

				14,428,609

Food & Drug Retailing – 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)(b)
	2,595,000	4.625	01/15/27	2,528,724
	1,995,000	5.875	02/15/28	1,978,442
	502,000	4.875	02/15/30	479,771
BRF GmbH
	317,000	4.350	09/29/26	303,651
H-Food Holdings LLC/Hearthside Finance Co., Inc.(a)(b)
	2,820,000	8.500	06/01/26	222,103
Kraft Heinz Foods Co.(a)
	2,303,000	5.000	07/15/35	2,299,476
	2,592,000	4.375	06/01/46	2,175,466
Performance Food Group, Inc.(a)(b)
	1,150,000	5.500	10/15/27	1,135,062
Post Holdings, Inc.(a)(b)
	5,984,000	4.625	04/15/30	5,575,951

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
U.S. Foods, Inc.(a)(b)
	$2,690,000	4.750%		02/15/29	$ 2,575,621
	1,020,000	4.625		06/01/30	957,015
United Natural Foods, Inc.(a)(b)
	2,295,000	6.750		10/15/28	2,095,679

					22,326,961

Forest Products & Paper(a)(b) – 0.0%
Inversiones CMPC SA
	200,000	6.125		06/23/33	205,000
	310,000	6.125		02/26/34	318,060

					523,060

Hand/Machine Tools(a) – 0.1%
Regal Rexnord Corp.
	2,020,000	6.300		02/15/30	2,102,941

Healthcare Providers & Services(a) – 1.4%
CAB SELAS
EUR	1,175,000	3.375	(b)	02/01/28	1,179,322
	1,307,000	3.375		02/01/28	1,311,808
Catalent Pharma Solutions, Inc.(b)
	$1,005,000	3.125		02/15/29	969,544
	603,000	3.500		04/01/30	581,093
DaVita, Inc.(b)
	7,070,000	3.750		02/15/31	6,117,600
Encompass Health Corp.
	1,200,000	4.500		02/01/28	1,160,496
Laboratoire Eimer Selas
	EUR 702,000	5.000		02/01/29	660,973
LifePoint Health, Inc.(b)
	$4,595,000	5.375		01/15/29	4,151,583
Medline Borrower LP(b)
	3,270,000	3.875		04/01/29	3,051,793
	4,574,000	5.250		10/01/29	4,422,601
Molina Healthcare, Inc.(b)
	1,893,000	3.875		05/15/32	1,669,607
Select Medical Corp.(b)
	1,700,000	6.250		08/15/26	1,712,784
Tenet Healthcare Corp.
	2,000,000	6.250		02/01/27	2,003,260
	3,289,000	6.125		06/15/30	3,302,616

					32,295,080

Home Builders – 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a)(b)
	1,642,000	4.875		02/15/30	1,511,625
Installed Building Products, Inc.(a)(b)
	800,000	5.750		02/01/28	788,320
KB Home(a)
	1,805,000	7.250		07/15/30	1,869,096
PulteGroup, Inc.
	3,000,000	7.875		06/15/32	3,513,420

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Home Builders – (continued)
Taylor Morrison Communities, Inc.(a)(b)
$1,301,000	5.125%	08/01/30	$ 1,270,739

			8,953,200

Home Furnishings(a)(b) – 0.0%
Tempur Sealy International, Inc.
1,515,000	3.875	10/15/31	1,305,248

Household Products(a) – 0.1%
Central Garden & Pet Co.
1,380,000	4.125	10/15/30	1,247,009
Kronos Acquisition Holdings, Inc.(b)
555,000	8.250	06/30/31	559,679
Spectrum Brands, Inc.(b)
462,000	3.875	03/15/31	388,015

			2,194,703

Housewares(a) – 0.2%
Newell Brands, Inc.
1,380,000	7.000	04/01/46	1,213,558
Scotts Miracle-Gro Co.
3,702,000	4.000	04/01/31	3,269,310

			4,482,868

Insurance – 1.2%
Acrisure LLC/Acrisure Finance, Inc.(a)(b)
935,000	8.250	02/01/29	951,606
2,230,000	4.250	02/15/29	2,053,763
2,490,000	6.000	08/01/29	2,346,576
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)(b)
1,666,000	6.750	10/15/27	1,654,121
5,500,000	6.750	04/15/28	5,528,380
American International Group, Inc.(a)
2,250,000	3.400	06/30/30	2,084,333
BroadStreet Partners, Inc.(a)(b)
4,594,000	5.875	04/15/29	4,430,178
Fidelity & Guaranty Life Holdings, Inc.(a)(b)
900,000	5.500	05/01/25	895,797
HUB International Ltd.(a)(b)
1,530,000	7.375	01/31/32	1,574,278
Markel Group, Inc.(a)(c) (5 yr. CMT + 5.662%)
1,500,000	6.000	06/01/25	1,489,575
Prudential Financial, Inc.(a)(c) (5 yr. CMT + 3.234%)
2,500,000	6.000	09/01/52	2,504,450
Sagicor Financial Co. Ltd.(a)(b)
790,000	5.300	05/13/28	758,005
Transatlantic Holdings, Inc.
75,000	8.000	11/30/39	96,407
USI, Inc.(a)(b)
1,170,000	7.500	01/15/32	1,209,008

			27,576,477

Internet(a) – 1.3%
ANGI Group LLC(b)
2,604,000	3.875	08/15/28	2,267,094

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet(a) – (continued)
Booking Holdings, Inc.
	$2,850,000	4.625%		04/13/30	$ 2,860,146
Expedia Group, Inc.
	3,425,000	3.250		02/15/30	3,153,021
Getty Images, Inc.(b)
	3,720,000	9.750		03/01/27	3,718,066
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(b)
	1,305,000	5.250		12/01/27	1,285,477
GrubHub Holdings, Inc.(b)
	3,400,000	5.500		07/01/27	3,133,984
ION Trading Technologies SARL(b)
	1,868,000	5.750		05/15/28	1,737,838
	1,980,000	9.500		05/30/29	2,057,101
Match Group Holdings II LLC(b)
	1,205,000	5.625		02/15/29	1,172,586
	918,000	3.625		10/01/31	792,509
Meituan
	480,000	3.050		10/28/30	425,100
Prosus NV
	600,000	3.257		01/19/27	563,250
Uber Technologies, Inc.(b)
	1,800,000	6.250		01/15/28	1,816,002
	4,090,000	4.500		08/15/29	3,947,177
United Group BV(b)
EUR	1,225,000	4.625		08/15/28	1,301,760

					30,231,111

Investment Companies(a) – 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	$2,390,000	9.750	(b)	01/15/29	2,515,523
	5,743,000	4.375		02/01/29	4,993,883

					7,509,406

Iron/Steel(a) – 0.2%
CAP SA(b)
	200,000	3.900		04/27/31	161,937
Cleveland-Cliffs, Inc.
	2,250,000	5.875		06/01/27	2,249,550
	1,620,000	4.875	(b)	03/01/31	1,478,752
Metinvest BV
	200,000	8.500		04/23/26	161,000
Samarco Mineracao SA(g) (PIK 9.049%, Cash 9.000%)
	210,616	9.000		06/30/31	195,136

					4,246,375

Leisure Time(a)(b) – 0.4%
Acushnet Co.
	325,000	7.375		10/15/28	338,981
Carnival Corp.
	750,000	7.000		08/15/29	782,310
MajorDrive Holdings IV LLC
	3,925,000	6.375		06/01/29	3,730,909
Royal Caribbean Cruises Ltd.
	4,296,000	6.250		03/15/32	4,377,323

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time(a)(b) – (continued)
TUI Cruises GmbH
EUR	994,938	6.500%		05/15/26	$ 1,085,020

					10,314,543

Lodging(a) – 0.6%
Champion Path Holdings Ltd.
	$200,000	4.850		01/27/28	183,188
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(b)
	3,795,000	5.000		06/01/29	3,568,059
Marriott International, Inc.
	1,700,000	4.900		04/15/29	1,710,183
Marriott Ownership Resorts, Inc.(b)
	3,374,000	4.500		06/15/29	3,137,381
Melco Resorts Finance Ltd.
	630,000	5.625		07/17/27	600,469
	1,360,000	7.625	(b)	04/17/32	1,354,478
MGM Resorts International
	1,832,000	4.750		10/15/28	1,760,992
Sands China Ltd.
	470,000	5.400		08/08/28	463,537
Travel & Leisure Co.(b)
	598,000	6.625		07/31/26	603,765

					13,382,052

Machinery - Construction & Mining(a)(b) – 0.2%
BWX Technologies, Inc.
	1,023,000	4.125		06/30/28	972,934
Vertiv Group Corp.
	2,956,000	4.125		11/15/28	2,802,968

					3,775,902

Machinery-Diversified(a)(b) – 0.4%
Chart Industries, Inc.
	1,735,000	7.500		01/01/30	1,805,979
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC
	3,060,000	9.000		02/15/29	3,151,188
TK Elevator Holdco GmbH
	4,509,000	7.625		07/15/28	4,500,748

					9,457,915

Media(a) – 2.5%
Altice Financing SA(b)
	1,848,000	5.000		01/15/28	1,478,030
EUR	2,975,000	4.250		08/15/29	2,458,815
AMC Networks, Inc.(b)
	$1,020,000	10.250		01/15/29	1,007,066
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
	4,980,000	4.750		03/01/30	4,456,951
	6,135,000	4.250		02/01/31	5,222,419
	4,800,000	4.750		02/01/32	4,112,160
Charter Communications Operating LLC/Charter Communications Operating Capital
	12,000,000	6.384		10/23/35	12,003,720

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media(a) – (continued)
Cumulus Media New Holdings, Inc.(b)
	$2,275,000	8.000%		07/01/29	$ 896,054
Diamond Sports Group LLC/Diamond Sports Finance Co.(b)(h)
	3,345,000	6.625		08/15/27	66,900
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(b)
	5,980,000	5.875		08/15/27	5,760,893
DISH DBS Corp.(b)
	1,720,000	5.250		12/01/26	1,430,593
iHeartCommunications, Inc.
	4,605,000	8.375		05/01/27	1,875,248
	550,000	4.750	(b)	01/15/28	341,896
News Corp.(b)
	2,470,000	3.875		05/15/29	2,289,863
Nexstar Media, Inc.(b)
	1,500,000	5.625		07/15/27	1,455,720
Scripps Escrow, Inc.(b)
	1,780,000	5.875		07/15/27	1,235,907
Sinclair Television Group, Inc.(b)
	1,210,000	5.125		02/15/27	1,022,644
Sirius XM Radio, Inc.(b)
	820,000	3.125		09/01/26	780,181
	5,020,000	4.000		07/15/28	4,607,256
	2,260,000	3.875		09/01/31	1,887,552
TEGNA, Inc.
	2,300,000	4.625		03/15/28	2,123,084
Telecomunicaciones Digitales SA
	360,000	4.500		01/30/30	321,638
Ziggo Bond Co. BV(b)
EUR	675,000	3.375		02/28/30	639,204
	$500,000	5.125		02/28/30	440,170
Ziggo BV(b)
	1,628,000	4.875		01/15/30	1,484,492

					59,398,456

Mining – 0.6%
Constellium SE(a)(b)
	2,585,000	3.750		04/15/29	2,359,872
Endeavour Mining PLC(a)
	200,000	5.000	(b)	10/14/26	190,500
	400,000	5.000		10/14/26	381,000
First Quantum Minerals Ltd.(a)(b)
	550,000	6.875		10/15/27	541,063
Freeport-McMoRan, Inc.(a)
	2,000,000	5.400		11/14/34	2,000,180
Glencore Finance Canada Ltd.(b)
	3,000,000	5.550		10/25/42	2,851,380
Glencore Funding LLC(a)(b)
	2,975,000	2.850		04/27/31	2,561,475
Novelis Corp.(a)(b)
	2,400,000	4.750		01/30/30	2,262,648
Vedanta Resources Finance II PLC(a)
	244,400	13.875		01/21/27	245,698

					13,393,816

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Miscellaneous Manufacturing(a) – 0.1%
Hillenbrand, Inc.
$1,135,000	6.250%		02/15/29	$ 1,149,312
1,349,000	3.750		03/01/31	1,182,817

				2,332,129

Multi-National(a) – 0.0%
African Export-Import Bank
670,000	3.994		09/21/29	609,472

Office & Business Equipment(a) – 0.1%
CDW LLC/CDW Finance Corp.
1,440,000	4.125		05/01/25	1,421,136
Xerox Holdings Corp.(b)
353,000	5.000		08/15/25	346,597

				1,767,733

Oil Field Services – 3.1%
California Resources Corp.(a)(b)
2,135,000	7.125		02/01/26	2,139,868
Chesapeake Energy Corp.
2,000,000	5.500		09/15/26	30,000
Civitas Resources, Inc.(a)(b)
1,345,000	5.000		10/15/26	1,317,549
1,320,000	8.375		07/01/28	1,388,350
CNX Resources Corp.(a)(b)
1,025,000	7.250		03/01/32	1,058,856
Continental Resources, Inc.(a)(b)
1,306,000	5.750		01/15/31	1,311,994
Crescent Energy Finance LLC(a)(b)
3,865,000	7.375		01/15/33	3,918,376
DNO ASA(a)
590,000	7.875		09/09/26	585,575
330,000	9.250		06/04/29	330,894
Ecopetrol SA(a)
220,000	8.625		01/19/29	233,420
120,000	6.875		04/29/30	116,700
470,000	4.625		11/02/31	389,019
560,000	8.875		01/13/33	582,893
650,000	5.875		11/02/51	454,675
EQT Corp.(a)
460,000	3.900		10/01/27	446,103
1,915,000	3.625	(b)	05/15/31	1,725,396
Geopark Ltd.(a)(b)
400,000	5.500		01/17/27	375,000
Guara Norte SARL
786,742	5.198		06/15/34	728,626
Hunt Oil Co. of Peru LLC Sucursal Del Peru(a)(b)
1,110,000	8.550		09/18/33	1,210,677
KazMunayGas National Co. JSC(a)
970,000	3.500		04/14/33	801,220
Kodiak Gas Services LLC(a)(b)
3,825,000	7.250		02/15/29	3,937,876
Kosmos Energy Ltd.(a)
1,709,000	7.125		04/04/26	1,689,244

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Lukoil Securities BV
$250,000	3.875%		05/06/30	$ 180,000
Matador Resources Co.(a)(b)
2,795,000	6.875		04/15/28	2,849,083
1,395,000	6.500		04/15/32	1,401,026
MEG Energy Corp.(a)(b)
1,250,000	5.875		02/01/29	1,235,337
Nabors Industries, Inc.(a)(b)
4,120,000	7.375		05/15/27	4,194,613
Noble Finance II LLC(a)(b)
1,560,000	8.000		04/15/30	1,636,846
Occidental Petroleum Corp.(a)
2,550,000	6.625		09/01/30	2,728,551
Permian Resources Operating LLC(a)(b)
1,083,000	5.875		07/01/29	1,077,033
1,020,000	7.000		01/15/32	1,055,527
1,230,000	6.250		02/01/33	1,238,573
Petroleos Mexicanos
96,000	6.490	(a)	01/23/27	92,736
428,000	6.500		03/13/27	411,308
SEPLAT Energy PLC(a)
630,000	7.750	(b)	04/01/26	619,857
820,000	7.750		04/01/26	806,798
ShaMaran Petroleum Corp.(a)
280,628	12.000		07/30/27	279,576
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(a)(b)
4,082,000	7.875		11/01/28	4,269,568
SM Energy Co.(a)(b)
975,000	6.750		08/01/29	980,811
1,560,000	7.000		08/01/32	1,576,754
Southwestern Energy Co.(a)
1,445,000	4.750		02/01/32	1,350,049
Sunoco LP(a)(b)
1,335,000	7.000		05/01/29	1,375,864
1,020,000	7.250		05/01/32	1,060,576
Sunoco LP/Sunoco Finance Corp.(a)
6,970,000	4.500		05/15/29	6,591,947
TechnipFMC PLC(a)(b)
3,635,000	6.500		02/01/26	3,632,564
Tengizchevroil Finance Co. International Ltd.(a)
830,000	2.625		08/15/25	798,875
200,000	3.250		08/15/30	166,100
Transocean Poseidon Ltd.(a)(b)
702,675	6.875		02/01/27	700,462
Transocean Titan Financing Ltd.(a)(b)
815,000	8.375		02/01/28	847,600
Transocean, Inc.(a)(b)
1,305,000	8.250		05/15/29	1,332,548
324,000	8.750		02/15/30	340,916
1,315,000	8.500		05/15/31	1,346,350
Tullow Oil PLC(a)
240,000	7.000		03/01/25	231,600
223,000	10.250		05/15/26	214,847

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
USA Compression Partners LP/USA Compression Finance Corp.(a)(b)
	$2,305,000	7.125%		03/15/29	$ 2,346,236
YPF SA(a)(b)
	180,000	9.500		01/17/31	184,500

					73,927,342

Packaging – 0.8%
ARD Finance SA(a)(g)
(PIK 5.750%, Cash 5.000%)
EUR	2,648,270	5.000		06/30/27	586,201
(PIK 7.250%, Cash 6.500%)
	$2,030,000	6.500	(b)	06/30/27	515,843
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(a)
	523,000	6.000	(b)	06/15/27	519,512
EUR	2,531,000	3.000		09/01/29	2,249,054
	$1,463,000	4.000	(b)	09/01/29	1,243,067
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)(b)
	3,295,000	5.250		08/15/27	1,886,091
Ball Corp.(a)
	3,895,000	6.000		06/15/29	3,940,338
Berry Global, Inc.(a)(b)
	458,000	4.500		02/15/26	447,796
	2,000,000	5.625		07/15/27	1,980,940
LABL, Inc.(a)(b)
	1,750,000	6.750		07/15/26	1,741,233
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(a)(b)
	1,410,000	4.000		10/15/27	1,332,831
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA(a)(b)
	290,000	3.500		08/02/28	257,195
Sealed Air Corp.(b)
	1,843,000	6.875		07/15/33	1,938,541
Trivium Packaging Finance BV(a)(b)
	1,075,000	5.500		08/15/26	1,052,930

					19,691,572

Pharmaceuticals(a) – 0.8%
AdaptHealth LLC(b)
	1,445,000	6.125		08/01/28	1,411,375
	670,000	4.625		08/01/29	599,884
	1,020,000	5.125		03/01/30	914,614
Cigna Group
	6,662,000	2.400		03/15/30	5,905,064
CVS Health Corp.
	6,765,000	3.750		04/01/30	6,365,121
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)
	700,000	4.125		04/30/28	657,636
	1,950,000	5.125		04/30/31	1,791,484
Prestige Brands, Inc.(b)
	1,855,000	3.750		04/01/31	1,636,277
Teva Pharmaceutical Finance Netherlands II BV
EUR	210,000	3.750		05/09/27	223,345

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(a) – (continued)
EUR	310,000	7.375%		09/15/29	$ 375,757

					19,880,557

Pipelines – 4.6%
Acu Petroleo Luxembourg SARL(a)
	$472,397	7.500		07/13/35	462,358
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b)
	2,440,000	6.625		02/01/32	2,490,191
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(b)
	705,000	7.000		07/15/29	724,402
	710,000	7.250		07/15/32	737,342
Buckeye Partners LP(a)
	4,636,000	3.950		12/01/26	4,472,581
	929,000	4.125		12/01/27	874,431
	1,217,000	4.500	(b)	03/01/28	1,161,115
	2,340,000	6.875	(b)	07/01/29	2,377,206
CNX Midstream Partners LP(a)(b)
	2,387,000	4.750		04/15/30	2,187,065
CQP Holdco LP/BIP-V Chinook Holdco LLC(a)(b)
	4,130,000	5.500		06/15/31	3,968,352
DCP Midstream Operating LP(b)
	4,000,000	6.750		09/15/37	4,388,320
DT Midstream, Inc.(a)(b)
	4,130,000	4.375		06/15/31	3,806,910
Energy Transfer LP
	2,985,000	6.625		10/15/36	3,234,068
EnLink Midstream Partners LP(a)(c) (3 mo. USD Term SOFR + 4.372%)
	2,598,000	9.711		09/03/24	2,573,865
Enterprise Products Operating LLC(a)(c) (3 mo. USD Term SOFR +3.039%)
	1,000,000	8.385		06/01/67	995,890
EQM Midstream Partners LP(a)(b)
	2,305,000	7.500		06/01/27	2,368,964
Galaxy Pipeline Assets Bidco Ltd.
	920,000	3.250		09/30/40	710,412
Genesis Energy LP/Genesis Energy Finance Corp.(a)
	2,010,000	7.750		02/01/28	2,040,994
	2,815,000	7.875		05/15/32	2,874,115
Global Partners LP/GLP Finance Corp.(a)
	3,922,000	6.875		01/15/29	3,905,881
GNL Quintero SA
	158,868	4.634		07/31/29	155,452
Howard Midstream Energy Partners LLC(a)(b)
	1,615,000	8.875		07/15/28	1,717,310
	1,455,000	7.375		07/15/32	1,498,606
ITT Holdings LLC(a)(b)
	3,380,000	6.500		08/01/29	3,173,516
Kinder Morgan Energy Partners LP
	7,000,000	7.300		08/15/33	7,948,080
Kinetik Holdings LP(a)(b)
	3,490,000	5.875		06/15/30	3,457,857
MPLX LP(a)
	5,925,000	2.650		08/15/30	5,231,419

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
NuStar Logistics LP(a)
$2,569,000	6.375%		10/01/30	$ 2,624,979
Oleoducto Central SA(a)
490,000	4.000		07/14/27	456,466
Prairie Acquiror LP(a)(b)
3,475,000	9.000		08/01/29	3,581,335
Sabine Pass Liquefaction LLC(a)
2,275,000	4.200		03/15/28	2,227,794
Summit Midstream Holdings LLC(a)(b)
4,395,000	8.625		10/31/29	4,492,569
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b)
1,870,000	7.375		02/15/29	1,893,188
525,000	6.000		12/31/30	497,290
4,485,000	6.000		09/01/31	4,228,054
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(a)
1,910,000	4.875		02/01/31	1,855,278
Venture Global Calcasieu Pass LLC(a)(b)
3,243,000	4.125		08/15/31	2,951,325
Venture Global LNG, Inc.(a)(b)
4,010,000	8.125		06/01/28	4,173,047
2,480,000	9.500		02/01/29	2,757,884
1,380,000	7.000		01/15/30	1,395,829
Williams Cos., Inc.
7,000,000	7.500		01/15/31	7,889,350

				110,561,090

Real Estate(a) – 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.(b)
2,080,000	5.750		01/15/29	1,429,729
Howard Hughes Corp.(b)
734,000	4.125		02/01/29	674,583
Modernland Overseas Pte. Ltd.(g)
9,300	5.000		04/30/27	1,767
(PIK 3.000%, Cash 2.000%)
620,000	5.000		04/30/27	206,107
Redsun Properties Group Ltd.(h)
230,000	7.300		01/13/25	1,150
Shimao Group Holdings Ltd.(h)
560,000	3.450		01/11/31	28,000
Sunac China Holdings Ltd.
11,993	0.000	(i)	09/30/28	2,111
(PIK 6.750%, Cash 5.750%)
207,302	6.750	(b)(g)	09/30/28	19,953
(PIK 7.000%, Cash 6.000%)
207,553	7.000	(b)(g)	09/30/29	18,441
(PIK 7.250%, Cash 6.250%)
97,630	7.250	(b)(g)	09/30/30	8,054
(PIK 7.800%, Cash 1.000%)
119,829	1.000	(b)(g)	09/30/32	7,250
Yuzhou Group Holdings Co. Ltd.(h) (-1X 5 yr. CMT + 8.527%)
380,000	5.375		09/29/24	5,700

				2,402,845

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – 1.2%
American Tower Corp.
$2,125,000	3.950%	03/15/29	$ 2,044,696
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(b)
600,000	5.750	05/15/26	593,694
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332(b)
1,630,000	4.375	07/22/31	1,317,753
Crown Castle, Inc.
300,000	4.150	07/01/50	239,982
Iron Mountain Information Management Services, Inc.(b)
9,503,000	5.000	07/15/32	8,868,200
MPT Operating Partnership LP/MPT Finance Corp.
3,000,000	5.000	10/15/27	2,462,070
2,680,000	3.500	03/15/31	1,761,805
SBA Communications Corp.
2,637,000	3.875	02/15/27	2,539,378
Starwood Property Trust, Inc.
2,700,000	4.750	03/15/25	2,676,672
Trust Fibra Uno
510,000	4.869	01/15/30	456,578
VICI Properties LP
2,480,000	4.750	02/15/28	2,455,671
VICI Properties LP/VICI Note Co., Inc.(b)
1,526,000	3.500	02/15/25	1,506,452
1,306,000	4.625	06/15/25	1,293,358

			28,216,309

Retailing(a) – 1.5%
Arko Corp.(b)
1,770,000	5.125	11/15/29	1,543,334
Asbury Automotive Group, Inc.(b)
1,462,000	4.625	11/15/29	1,368,447
809,000	5.000	02/15/32	745,307
AutoNation, Inc.
961,000	4.750	06/01/30	940,031
Beacon Roofing Supply, Inc.(b)
2,560,000	4.125	05/15/29	2,353,536
Cougar JV Subsidiary LLC(b)
3,392,000	8.000	05/15/32	3,546,981
Foundation Building Materials, Inc.(b)
2,540,000	6.000	03/01/29	2,277,135
Group 1 Automotive, Inc.(b)
500,000	6.375	01/15/30	504,895
GYP Holdings III Corp.(b)
1,852,000	4.625	05/01/29	1,749,270
InRetail Consumer
400,000	3.250	03/22/28	365,752
LCM Investments Holdings II LLC(b)
3,020,000	4.875	05/01/29	2,841,639
1,205,000	8.250	08/01/31	1,262,334
Lowe’s Cos., Inc.
2,062,000	3.750	04/01/32	1,912,505
4,400,000	5.000	04/15/33	4,415,312
Penske Automotive Group, Inc.
2,179,000	3.750	06/15/29	1,988,555

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing(a) – (continued)
Specialty Building Products Holdings LLC/SBP Finance Corp.(b)
	$3,446,000	6.375%		09/30/26	$ 3,394,999
Suburban Propane Partners LP/Suburban Energy Finance Corp.(b)
	2,245,000	5.000		06/01/31	2,036,193
Vivo Energy Investments BV
	290,000	5.125		09/24/27	275,228
Yum! Brands, Inc.(b)
	3,064,000	4.750		01/15/30	2,950,601

					36,472,054

Semiconductors(a) – 0.5%
Amkor Technology, Inc.(b)
	1,398,000	6.625		09/15/27	1,401,271
Broadcom, Inc.
	3,723,000	4.150		11/15/30	3,586,478
	2,069,000	3.469	(b)	04/15/34	1,807,644
	1,856,000	3.137	(b)	11/15/35	1,530,699
	3,319,000	3.187	(b)	11/15/36	2,708,171
NXP BV/NXP Funding LLC/NXP USA, Inc.
	982,000	3.400		05/01/30	909,754
Qorvo, Inc.
	750,000	4.375		10/15/29	714,015

					12,658,032

Software(a) – 1.6%
AthenaHealth Group, Inc.(b)
	4,765,000	6.500		02/15/30	4,498,398
Castle U.S. Holding Corp.(b)
	4,104,000	9.500		02/15/28	1,922,355
Clarivate Science Holdings Corp.(b)
	3,509,000	3.875		07/01/28	3,293,302
	2,401,000	4.875		07/01/29	2,265,416
Cloud Software Group, Inc.(b)
	1,650,000	8.250		06/30/32	1,712,271
Elastic NV(b)
	1,835,000	4.125		07/15/29	1,693,687
Open Text Corp.(b)
	6,945,000	3.875		12/01/29	6,304,602
Oracle Corp.
	2,015,000	4.900		02/06/33	2,001,096
	1,405,000	3.600		04/01/50	1,008,242
Playtika Holding Corp.(b)
	3,198,000	4.250		03/15/29	2,843,790
ROBLOX Corp.(b)
	1,975,000	3.875		05/01/30	1,770,311
SS&C Technologies, Inc.(b)
	850,000	5.500		09/30/27	842,562
	3,680,000	6.500		06/01/32	3,746,645
TeamSystem SpA(b)
EUR	3,100,000	3.500		02/15/28	3,212,388
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(b)
	$1,450,000	3.875		02/01/29	1,323,487

					38,438,552

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Sovereign(a)(c) – 0.2%
CoBank ACB (3 mo. USD LIBOR + 4.660%)
$5,350,000	6.250%		10/01/26	$ 5,287,775

Telecommunication Services – 1.3%
Altice France SA(a)(b)
4,695,000	5.500		10/15/29	3,302,463
AT&T, Inc.(a)
2,900,000	2.750		06/01/31	2,538,080
3,475,000	2.250		02/01/32	2,894,953
Axian Telecom(a)
250,000	7.375	(b)	02/16/27	247,970
200,000	7.375		02/16/27	198,376
CAS Capital No. 1 Ltd.(a)(c) (5 yr. CMT + 3.642%)
204,000	4.000		07/12/26	193,290
CT Trust(a)
280,000	5.125		02/03/32	249,900
Hughes Satellite Systems Corp.
1,845,000	6.625		08/01/26	865,250
Level 3 Financing, Inc.(a)(b)
1,506,000	10.500		05/15/30	1,550,969
MTN Mauritius Investments Ltd.
420,000	6.500		10/13/26	420,525
Nokia of America Corp.
3,000,000	6.450		03/15/29	2,999,970
Optics Bidco SpA(a)(b)
1,348,000	7.200		07/18/36	1,384,976
674,000	7.721		06/04/38	709,897
SoftBank Group Corp.(a)
260,000	5.125		09/19/27	249,137
Sprint Capital Corp.
1,150,000	8.750		03/15/32	1,401,310
Telecom Italia Capital SA
452,000	7.200		07/18/36	450,716
326,000	7.721		06/04/38	330,857
Telefonica Celular del Paraguay SA(a)
750,000	5.875		04/15/27	742,969
T-Mobile USA, Inc.(a)
7,351,000	3.875		04/15/30	7,011,090
1,896,000	4.500		04/15/50	1,620,890
Verizon Communications, Inc.(a)
2,800,000	3.150		03/22/30	2,582,020

				31,945,608

Toys/Games/Hobbies(a)(b) – 0.1%
Mattel, Inc.
2,185,000	3.375		04/01/26	2,115,867

Transportation – 0.4%
Cargo Aircraft Management, Inc.(a)(b)
785,000	4.750		02/01/28	738,442
MV24 Capital BV
268,022	6.748	(b)	06/01/34	252,764
606,991	6.748		06/01/34	572,435
Rand Parent LLC(a)(b)
2,910,000	8.500		02/15/30	2,873,305

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation – (continued)
RXO, Inc.(a)(b)
$1,745,000	7.500%	11/15/27	$ 1,801,311
Transnet SOC Ltd.(b)
860,000	8.250	02/06/28	871,287
XPO, Inc.(a)(b)
1,370,000	7.125	02/01/32	1,415,511

			8,525,055

Trucking & Leasing(a)(b) – 0.1%
Fortress Transportation & Infrastructure Investors LLC
2,220,000	5.500	05/01/28	2,176,843

TOTAL CORPORATE OBLIGATIONS (Cost $1,208,214,493)			$1,151,500,278

Shares	Description		Value

Common Stocks – 36.0%
Aerospace & Defense – 1.1%
74,624	General Electric Co.		$ 12,701,005
24,406	L3Harris Technologies, Inc.		5,537,477
14,192	Northrop Grumman Corp.		6,873,470

			25,111,952

Air Freight & Logistics – 0.3%
49,377	United Parcel Service, Inc. Class B		6,437,279

Banks – 3.1%
779,953	Banco Bilbao Vizcaya Argentaria SA		8,220,705
355,037	Bank of America Corp.		14,311,541
144,980	Citigroup, Inc.		9,406,302
139,177	JPMorgan Chase & Co.		29,616,866
284,965	Truist Financial Corp.		12,735,086

			74,290,500

Beverages – 0.7%
132,894	Coca-Cola Co.		8,869,346
121,937	Coca-Cola Europacific Partners PLC		8,995,292

			17,864,638

Biotechnology – 0.5%
35,761	Amgen, Inc.		11,889,460

Capital Markets – 1.2%
98,961	Blackstone, Inc.		14,067,306
83,429	KKR & Co., Inc.		10,299,310
45,361	Singapore Exchange Ltd.(j)		5,014,659

			29,381,275

Chemicals – 0.6%
29,407	Linde PLC		13,336,074

Shares	Description	Value

Common Stocks – (continued)
Commerical Services & Supplies – 0.3%
39,618	Republic Services, Inc.	$ 7,698,570

Communications Equipment – 0.5%
214,681	Cisco Systems, Inc.	10,401,294
35,685	Intelsat SA(h)	1,309,640

		11,710,934

Construction & Engineering – 0.2%
147,948	Vinci SA	4,222,436

Consumer Finance – 0.4%
41,256	American Express Co.	10,439,418

Consumer Staples Distribution & Retail – 0.8%
241,300	Koninklijke Ahold Delhaize NV	7,793,990
179,764	Walmart, Inc.	12,339,001

		20,132,991

Diversified Telecommunication Services – 0.5%
619,461	AT&T, Inc.	11,924,624

Electric Utilities – 1.1%
149,585	Iberdrola SA	7,889,113
130,305	NextEra Energy, Inc.	9,953,999
159,010	Xcel Energy, Inc.	9,267,103

		27,110,215

Electrical Equipment – 0.9%
39,322	Eaton Corp. PLC	11,984,952
176,718	Schneider Electric SE	8,510,739

		20,495,691

Energy Equipment & Services – 0.1%
63,962	Noble Corp. PLC	3,020,286

Financial Services – 0.4%
31,637	Visa, Inc. Class A	8,405,002

Food Products – 0.8%
70,081	General Mills, Inc.	4,705,239
157,192	Kraft Heinz Co.	5,534,730
81,201	Nestle SA	8,200,489

		18,440,458

Ground Transportation – 0.3%
24,226	Norfolk Southern Corp.	6,045,841

Health Care Equipment & Supplies – 1.0%
101,691	Abbott Laboratories	10,773,144
49,043	Hoya Corp.	6,119,586
53,699	Zimmer Biomet Holdings, Inc.	5,979,384

		22,872,114

Health Care Providers & Services – 0.9%
112,693	CVS Health Corp.	6,798,769
26,121	UnitedHealth Group, Inc.	15,049,875

		21,848,644

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care REITs – 0.3%
274,716	Healthpeak Properties, Inc.	$ 5,994,303

Hotels, Restaurants & Leisure – 0.6%
53,369	McDonald’s Corp.	14,164,133

Household Products – 0.4%
59,319	Procter & Gamble Co.	9,536,122

Industrial Conglomerates – 0.5%
56,514	Honeywell International, Inc.	11,571,241

Insurance – 1.6%
59,459	Allstate Corp.	10,174,624
40,945	Marsh & McLennan Cos., Inc.	9,113,129
51,248	Progressive Corp.	10,973,222
152,120	Zurich Insurance Group AG	8,362,036

		38,623,011

Interactive Media & Services – 1.1%
150,220	Alphabet, Inc. Class A	25,768,739

IT Services – 0.2%
17,859	Accenture PLC Class A	5,904,543

Life Sciences Tools & Services – 0.5%
40,526	Danaher Corp.	11,228,944

Machinery – 0.6%
22,406	Caterpillar, Inc.	7,756,957
23,720	Illinois Tool Works, Inc.	5,865,482

		13,622,439

Media – 0.6%
194,738	Bright Pattern Holdco(d)(h)	195
635,140	iHeartMedia, Inc. Class A(h)	1,130,549
106,624	New York Times Co. Class A	5,713,980
78,298	Omnicom Group, Inc.	7,676,336

		14,521,060

Metals & Mining – 1.0%
229,062	Freeport-McMoRan, Inc.	10,401,705
224,122	Rio Tinto PLC	14,603,790

		25,005,495

Multi-Utilities – 1.9%
117,371	Ameren Corp.	9,303,999
163,211	CMS Energy Corp.	10,576,073
158,849	Dominion Energy, Inc.	8,492,068
145,138	National Grid PLC	9,354,144
87,850	Sempra	7,033,271

		44,759,555

Oil, Gas & Consumable Fuels – 2.7%
170,244	BP PLC	6,024,935
2,490	Chesapeake Energy Corp.	190,062
108,920	ConocoPhillips	12,111,904
59,058	EOG Resources, Inc.	7,488,554
151,340	Exxon Mobil Corp.	17,947,410
232,767	Shell PLC	17,043,200

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
86,915	Summit Midstream
	Partners LP(h)	$ 3,307,116

		64,113,181

Personal Products – 0.7%
404,006	Kenvue, Inc.	7,470,071
151,807	Unilever PLC	9,320,950

		16,791,021

Pharmaceuticals – 2.2%
129,244	AstraZeneca PLC	10,229,663
267,163	Bristol-Myers Squibb Co.	12,706,272
6,310	Eli Lilly & Co.	5,074,944
97,786	Johnson & Johnson	15,435,520
204,659	Roche Holding AG	8,290,736

		51,737,135

Real Estate Management & Development(b) – 0.0%
122,732	Sunac Services Holdings Ltd.	27,467

Residential REITs – 0.3%
34,520	AvalonBay Communities, Inc.	7,073,838

Retail REITs – 0.2%
78,936	Regency Centers Corp.	5,315,550

Semiconductors & Semiconductor Equipment – 1.5%
6,180	ASML Holding NV	5,788,806
7,356	KLA Corp.	6,054,503
119,266	Marvell Technology, Inc.	7,988,437
58,808	Taiwan Semiconductor Manufacturing Co. Ltd.	9,750,366
31,205	Texas Instruments, Inc.	6,359,891

		35,942,003

Software – 1.3%
194,739	Aspect Software, Inc. Class B(d)(h)	195
22,295	Microsoft Corp.	9,327,113
83,466	Oracle Corp.	11,639,333
41,316	Salesforce, Inc.	10,692,581

		31,659,222

Specialized REITs – 0.7%
34,055	American Tower Corp.	7,505,722
62,749	Digital Realty Trust, Inc.	9,380,348

		16,886,070

Specialty Retail – 0.5%
45,965	Lowe’s Cos., Inc.	11,284,867

Textiles, Apparel & Luxury Goods – 0.3%
86,328	NIKE, Inc. Class B	6,462,514

Trading Companies & Distributors – 0.4%
125,526	Fastenal Co.	8,880,964

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description			Value

Common Stocks – (continued)
Water Utilities – 0.2%
40,554	American Water Works Co., Inc.			$ 5,773,267

TOTAL COMMON STOCKS (Cost $650,940,584)				$ 855,325,086

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – 4.8%
Aerospace & Defense(c)(l) – 0.1%
Bleriot U.S. Bidco, Inc.
$1,271,788	0.000%		10/31/30	$ 1,277,244

Auto Parts & Equipment – 0.4%
First Brands Group LLC(c)
(3 mo. USD Term SOFR + 8.500%)(d)
2,900,000	14.014	(c)	03/30/28	2,755,000
(3 mo. USD Term SOFR + 5.000%)
3,940,098	10.252		03/30/27	3,910,675
(3 mo. USD Term SOFR + 5.000%)
Garrett LX I SARL (3 mo. USD Term SOFR + 2.750%)
2,723,000	8.002	(c)	04/30/28	2,724,716

				9,390,391

Building & Construction(c) – 0.2%
Brown Group Holding LLC
(1 mo. USD Term SOFR + 2.750%)
964,963	8.094		07/01/31	964,230
(3 mo. USD Term SOFR + 2.750%)
1,182,038	8.002–8.094		07/01/31	1,180,985
Energize HoldCo LLC (1 mo. USD Term SOFR + 3.750%)
3,393,427	9.208		12/08/28	3,396,617

				5,541,832

Building Materials(c) – 0.3%
Chamberlain Group, Inc. (1 mo. USD Term SOFR + 3.250%)
4,314,375	8.694		11/03/28	4,304,797
Icebox Holdco III, Inc.
(3 mo. USD Term SOFR + 3.750%)
2,176,825	9.346		12/22/28	2,184,531
(3 mo. USD Term SOFR + 6.750%)
625,000	12.346		12/21/29	632,813

				7,122,141

Chemicals(c) – 0.2%
Nouryon Finance BV (3 mo. USD Term SOFR + 3.500%)
4,586,722	8.826		04/03/28	4,608,234

Commercial Services(c) – 0.3%
Albion Financing 3 SARL (3 mo. USD Term SOFR + 4.250%)
2,962,500	9.574		08/17/29	2,982,882
Anticimex International AB
(3 mo. USD Term SOFR + 3.400%)
2,913,674	8.736		11/16/28	2,939,169

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Commercial Services(c) – (continued)
(3 mo. USD Term SOFR + 3.150%)
	$1,953,148	8.460%	11/16/28	$ 1,955,589

				7,877,640

Computers(c) – 0.2%
Peraton Corp. (3 mo. USD Term SOFR + 7.750%)
	1,739,326	13.176	02/01/29	1,744,404
Virtusa Corp. (1 mo. USD Term SOFR + 3.250%)
	1,874,320	8.594	02/15/29	1,879,475

				3,623,879

Diversified Financial Services(c) – 0.0%
Fiserv Investment Solutions, Inc. (3 mo. USD Term SOFR + 4.000%)
	624,000	9.326	02/18/27	596,232

Entertainment(c) – 0.1%
Cinemark USA, Inc. (1 mo. USD Term SOFR + 3.250%)–(3 mo. USD Term SOFR + 3.250%)
	2,913,199	8.585–8.593	05/24/30	2,929,280

Health Care Products(c) – 0.2%
Insulet Corp. (1 mo. USD Term SOFR + 3.000%)
	4,534,322	8.344	05/04/28	4,537,723

Health Care Services(c) – 0.1%
LifePoint Health, Inc. (3 mo. USD Term SOFR + 4.750%)
	2,793,900	10.054	11/16/28	2,806,919

Insurance(c) – 0.1%
Asurion LLC (1 mo. USD Term SOFR + 3.250%)
	3,208,758	8.708	12/23/26	3,194,896

Internet(c) – 0.2%
Getty Images, Inc. (3 mo. USD Term SOFR + 4.500%)
	2,412,066	9.935	02/19/26	2,407,000
Syndigo LLC (1 mo. USD Term SOFR + 4.500%)
	2,007,562	9.958	12/15/27	1,992,506

				4,399,506

Investment Companies – 0.2%
AAL Delaware Holdco, Inc. (1 mo. USD Term SOFR + 3.500%)
	3,950,000	8.847	07/30/31	3,969,750

Leisure Time(c) – 0.1%
Arcis Golf LLC (1 mo. USD Term SOFR + 3.750%)
	1,984,652	9.211	11/24/28	1,987,133
LC Ahab U.S. Bidco LLC (1 mo. USD Term SOFR + 3.500%)
	950,000	8.844	05/01/31	953,163

				2,940,296

Machinery - Construction & Mining(c) – 0.0%
Clark Equipment Co. (3 mo. USD Term SOFR + 2.000%)
	300,948	7.321	04/20/29	300,762

Machinery-Diversified(c) – 0.3%
Engineered Machinery Holdings, Inc.
(3 mo. EUR EURIBOR + 3.750%)
EUR	850,938	7.472	05/21/28	922,658

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Machinery-Diversified(c) – (continued)
(3 mo. USD Term SOFR + 3.750%)
$1,824,346	9.346%		05/19/28	$ 1,831,479
TK Elevator U.S. Newco, Inc. (6 mo. USD Term SOFR + 3.500%)
4,595,301	8.588		04/30/30	4,617,543

				7,371,680

Media – 0.2%
Audacy Capital Corp. (1 mo. USD Term SOFR + 6.000%)
152,767	11.458	(c)	08/19/24	152,194
CSC Holdings LLC (1 mo. USD Term SOFR + 4.500%)
1,634,034	9.829	(c)	01/18/28	1,566,647
Cumulus Media New Holdings, Inc. (3 mo. USD Term SOFR + 5.000%)
602,528	10.241	(c)	05/02/29	258,081
Diamond Sports Group LLC (Fixed + 5.000%)
189,458	5.000	(c)	12/02/24	251,269
DirecTV Financing LLC (1 mo. USD Term SOFR + 5.000%)
923,563	10.458	(c)	08/02/27	927,682
Entercom Media Corp.
4,070,000	0.000		11/18/24	1,887,462

				5,043,335

Metal Fabricate & Hardware(c) – 0.1%
Grinding Media, Inc. (3 mo. USD Term SOFR + 4.000%)
2,601,437	9.568		10/12/28	2,601,437

Packaging(c) – 0.2%
LABL, Inc. (1 mo. USD Term SOFR + 5.000%)
1,852,500	10.447		10/29/28	1,790,886
Pretium Packaging LLC (3 mo. USD Term SOFR + 5.000%)
3,018,996	10.248		10/02/28	3,080,463

				4,871,349

Pharmaceuticals(c) – 0.1%
Gainwell Acquisition Corp. (3 mo. USD Term SOFR + 4.000%)
3,451,000	9.435		10/01/27	3,062,763

Pipelines – 0.4%
AL GCX Holdings LLC
895,388	0.000	(l)	05/17/29	896,283
CQP Holdco LP (3 mo. USD Term SOFR + 2.250%)
2,962,553	7.584	(c)	12/31/30	2,967,264
Epic Y-Grade Services LP (3 mo. USD Term SOFR + 5.750%)
4,150,000	11.068		06/29/29	4,148,050
NGP XI Midstream Holdings LLC(d) (2 mo. USD Term SOFR + 4.000%)
2,425,000	9.285	(c)	07/25/31	2,415,906

				10,427,503

Retailers(c) – 0.1%
TruGreen LP (3 mo. USD Term SOFR + 8.500%)
1,750,000	14.014		11/02/28	1,312,500

Software – 0.6%
AppLovin Corp. (1 mo. USD Term SOFR + 3.350%)
822,114	7.844	(c)	08/16/30	823,594

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Software – (continued)
Athenahealth Group, Inc. (1 mo. USD Term SOFR + 3.250%)
	$2,358,873	8.594	%(c)	02/15/29	$ 2,352,976
Drake Software LLC (3 mo. USD Term SOFR + 4.250%)
	4,400,000	9.594	(c)	06/26/31	4,290,000
Dun & Bradstreet Corp. (1 mo. USD Term SOFR + 2.750%)
	3,318,535	8.097	(c)	01/18/29	3,324,773
iSolved, Inc. (1 mo. USD Term SOFR + 3.500%)
	1,223,125	8.844	(c)	10/15/30	1,226,953
Loyalty Ventures, Inc.(d)
	2,311,532	0.000	(h)	11/03/27	17,337
UKG, Inc. (3 mo. USD Term SOFR + 3.250%)
	1,219,847	8.554	(c)	02/10/31	1,223,360

					13,258,993

Telecommunications(c) – 0.1%
Level 3 Financing, Inc. (1 mo. USD Term SOFR + 1.750%)
	1,568,485	11.909		03/01/27	1,505,746

TOTAL BANK LOANS (Cost $119,117,035)					$ 114,572,031

Sovereign Debt Obligations – 0.4%
United States Dollar – 0.4%
Bahrain Government International Bonds
	$540,000	5.625%		05/18/34	$ 492,750
Benin Government International Bonds
EUR	350,000	4.875		01/19/32	322,324
Ecuador Government International Bonds(m)
	$550,000	5.500		07/31/35	291,329
El Salvador Government International Bonds(a)
	720,000	7.125		01/20/50	474,480
Hungary Government International Bonds
	730,000	3.125		09/21/51	464,105
Ivory Coast Government International Bonds(b)
	450,000	6.375		03/03/28	440,719
Mexico Government International Bonds(a)
	200,000	5.400		02/09/28	201,813
National Bank of Uzbekistan
	200,000	4.850		10/21/25	193,282
Oman Government International Bonds
	280,000	5.625		01/17/28	282,012
	200,000	6.250	(b)	01/25/31	208,563
	980,000	6.500		03/08/47	995,006
Pakistan Government International Bonds
	540,000	8.875		04/08/51	404,662
Republic of Angola
	570,000	9.125		11/26/49	469,537
Republic of Ecuador(b)(i)
	57,283	0.000		07/31/30	29,272
Republic of Egypt
	880,000	8.875		05/29/50	679,800
Republic of Guatemala(a)
	766,000	6.125		06/01/50	703,284

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Republic of Nigeria
$400,000	7.625%	11/28/47	$ 292,250
320,000	8.250	09/28/51	246,000
Republic of Panama
930,000	4.300	04/29/53	618,450
Republic of Paraguay(a)
820,000	5.400	03/30/50	731,030
Republic of South Africa
710,000	5.000	10/12/46	511,200
Republic of Turkey
300,000	9.875	01/15/28	332,344
260,000	6.125	10/24/28	257,156
Romania Government International Bonds
1,030,000	4.000	02/14/51	724,219
Ukraine Government International Bonds
220,000	7.750	09/01/25	79,970

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $10,169,603)			$ 10,445,557

Shares	Dividend Rate		Value

Preferred Stocks – 0.4%
Capital Markets – 0.2%
Morgan Stanley
183,597	6.375%		$ 4,608,284

Diversified Telecommunication Services – 0.0%
Qwest Corp.
43,276	6.500		463,919

Insurance(h) –0.2%
Delphi Financial Group, Inc. (3 mo. USD Term SOFR + 3.452%)
143,849	8.774		3,416,414

TOTAL PREFERRED STOCKS (Cost $8,780,987)			$ 8,488,617

Units	Expiration Date		Value

Warrants(h) – 0.0%
Noble Corp. PLC
5,288	02/04/28		$ 125,193

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations(a)(c) – 0.0%
Collateralized Mortgage Obligations – 0.0%
Sequential Floating Rate – 0.0%
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3, Class A1 (1 mo. USD Term SOFR + 0.494%)
$109,492	5.844%	07/25/47	$ 97,025

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			97,025

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $42,428)			$ 97,025

Shares	Description	Value

Exchange Traded Funds(n) – 2.8%
1,422,451	Goldman Sachs Nasdaq-100 Core Premium Income ETF	$ 66,684,503
(Cost $68,392,031)

Shares	Dividend Rate	Value

Investment Companies(n) – 4.3%
Goldman Sachs Financial Square Government Fund — Class R6
39,321,014	5.220%	$ 39,321,014
Goldman Sachs Financial Square Government Fund — Institutional Shares
29,027,700	5.220	29,027,700
Goldman Sachs MLP Energy Infrastructure Fund — Class R6
935,002	4.860	34,838,157

TOTAL INVESTMENT COMPANIES (Cost $84,620,247)		$ 103,186,871

Securities Lending Reinvestment Vehicle(n) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
110,420	5.220%	$ 110,420
(Cost $110,420)

TOTAL INVESTMENTS – 97.1% (Cost $2,150,401,048)		$2,310,535,581

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.9%		69,400,065

NET ASSETS – 100.0%		$2,379,935,646

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on July 31, 2024.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(e)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on July 31, 2024.

(f)	Guaranteed by a foreign government until maturity.

(g)	Pay-in-kind securities.

(h)	Security is currently in default and/or non-income producing.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	All or a portion of security is on loan.

(k)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on July 31, 2024. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(l)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(m)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on July 31, 2024.

(n)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	JPY	1,337,000,000	USD	8,520,317	09/18/24	$469,982
	USD	17,546,124	EUR	16,160,000	09/18/24	16,593
	USD	25,803,063	EUR	23,664,132	10/24/24	87,319

TOTAL						$573,894

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	EUR	7,980,000	USD	8,717,018	09/18/24	$(60,728)
	GBP	6,890,000	USD	8,937,194	09/18/24	(75,865)
	USD	17,525,378	GBP	13,765,000	09/18/24	(177,988)
	USD	17,797,004	JPY	2,745,000,000	09/18/24	(661,016)

TOTAL						$(975,597)

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At July 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	580	09/19/24	$1,118,125	$1,614,227
2 Year U.S. Treasury Notes	6	09/30/24	1,232,203	9,857
20 Year U.S. Treasury Bonds	285	09/19/24	3,381,875	1,077,304
E-Mini Energy Select Sector Futures	68	09/20/24	6,680,320	62,751
E-Mini Industrial Select Sector Futures	137	09/20/24	17,775,750	761,400
E-Mini Nasdaq 100 Index	33	09/20/24	12,873,465	(455,283)
Euro Stoxx 50 Index	96	09/20/24	5,088,826	(26,638)
S&P 500 E-Mini Index	238	09/20/24	66,140,200	344,223
TOPIX Index	58	09/12/24	10,829,145	73,034
Ultra 10-Year U.S. Treasury Note	4	09/19/24	462,312	13,243
Ultra Long U.S. Treasury Bonds	521	09/19/24	3,583,125	2,066,624

Total				$5,540,742

Short position contracts:
10 Year German Euro-Bund	(29)	09/06/24	(4,197,149)	(107,383)
10 Year U.S. Treasury Notes	(403)	09/19/24	(45,060,438)	(1,009,038)
5 Year German Euro-Bobl	(49)	09/06/24	(6,231,584)	(113,561)
5 Year U.S. Treasury Notes	(844)	09/30/24	(755,234)	(1,397,367)
Ultra 10-Year U.S. Treasury Note	(127)	09/19/24	(14,678,422)	(359,696)

Total				$(2,987,045)

TOTAL FUTURES CONTRACTS				$2,553,697

SWAP CONTRACTS — At July 31, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

4.000%(b)	12M SOFR(b)	09/18/25		$2,790	$12,181	$22,212	$(10,031)
3.750(c)	12M SOFR(c)	09/18/26		4,940	20,193	66,422	(46,229)
12M SOFR(c)	3.500%(c)	09/18/27		14,390	(99,501)	(274,717)	175,216
2.500(c)	6M EURO(d)	09/18/27	EUR	180	629	2,548	(1,919)
12M SOFR(c)	3.500(c)	09/18/29		$142,310	(543,041)	(3,240,899)	2,697,858
2.500(c)	6M EURO(d)	09/18/29	EUR	450	622	7,074	(6,452)
3.500(c)	12M SOFR(c)	09/18/31		$21,520	91,637	519,268	(427,631)
2.500(c)	6M EURO(d)	09/18/31	EUR	230	370	4,247	(3,877)
12M SOFR(c)	3.750(c)	09/18/34		$162,180	2,037,435	(898,892)	2,936,327
12M SOFR(c)	3.750(c)	09/18/44		920	10,561	(24,963)	35,524
12M SOFR(c)	3.500(c)	09/18/54		11,010	(59,179)	(538,601)	479,422

TOTAL					$1,471,907	$(4,356,301)	$5,828,208

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to July 31, 2024.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made semi-annually.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — At July 31, 2024, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contract
Calls
STOX Index	MS & Co. Int. PLC	$5,014.260	08/30/2024	(3,817)	$(1,913,943,042)	$(99,330)	$(108,685)	$9,355

TOTAL				(3,817)	$(1,913,943,042)	$(99,330)	$(108,685)	$9,355

Currency Abbreviations:
EUR	—Euro
GBP	—BritishPound
JPY	—JapaneseYen
USD	—U.S.Dollar

Investment Abbreviations:
CMT	—ConstantMaturity Treasury Indexes
ETF	—ExchangeTraded Fund
EURIBOR	—EuroInterbank Offered Rate
ICE	—Inter-ContinentalExchange
LIBOR	—LondonInterbank Offered Rate
LLC	—LimitedLiability Company
LP	—LimitedPartnership
MLP	—MasterLimited Partnership
MTN	—MediumTerm Note
PIK	—Paymentin kind
PLC	—PublicLimited Company
REIT	—RealEstate Investment Trust
SOFR	—SecuredOvernight Financing Rate

Abbreviations:
EURO	—EuroOffered Rate
MS & Co. Int. PLC	—MorganStanley & Co. International PLC
SOFR	—SecuredOvernight Financing Rate

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 97.9%
Banks – 1.0%
2,305	First Citizens BancShares, Inc. Class A	$ 4,812,126

Biotechnology – 2.3%
33,055	AbbVie, Inc.	6,125,753
16,816	Amgen, Inc.	5,590,815

		11,716,568

Broadline Retail – 0.5%
6,215	Dillard’s, Inc. Class A	2,477,237

Building Products – 2.3%
39,825	A.O. Smith Corp.	3,386,718
7,170	Lennox International, Inc.	4,183,695
53,330	Masco Corp.	4,151,741

		11,722,154

Capital Markets – 4.6%
70,450	Charles Schwab Corp.	4,592,636
11,967	Evercore, Inc. Class A	2,996,417
8,290	FactSet Research Systems, Inc.	3,424,516
12,575	MarketAxess Holdings, Inc.	2,810,890
11,240	Moody’s Corp.	5,130,835
34,961	T Rowe Price Group, Inc.	3,992,896

		22,948,190

Chemicals – 0.8%
12,009	Sherwin-Williams Co.	4,212,757

Commerical Services & Supplies – 0.8%
82,342	Rollins, Inc.	3,945,005

Communications Equipment – 1.3%
16,863	Motorola Solutions, Inc.	6,726,988

Consumer Finance – 0.9%
32,570	Discover Financial Services	4,689,754

Consumer Staples Distribution & Retail – 1.9%
6,184	Costco Wholesale Corp.	5,083,248
79,882	Kroger Co.	4,353,569

		9,436,817

Diversified Telecommunication Services – 0.7%
50,620	Cogent Communications Holdings,
	Inc.	3,573,266

Electric Utilities – 0.9%
60,537	NextEra Energy, Inc.	4,624,421

Electronic Equipment, Instruments & Components – 4.8%
99,767	Amphenol Corp. Class A	6,411,027
14,750	Badger Meter, Inc.	3,040,860
26,700	CDW Corp.	5,823,537
137,086	Corning, Inc.	5,484,811
12,315	Littelfuse, Inc.	3,289,460

		24,049,695

Energy Equipment & Services – 0.6%
48,950	Archrock, Inc.	1,014,733
35,304	Atlas Energy Solutions, Inc.	749,857
19,770	Kodiak Gas Services, Inc.	570,365

Shares	Description	Value

Common Stocks – (continued)
Energy Equipment & Services – (continued)
40,811	USA Compression Partners LP	$ 936,204

		3,271,159

Financial Services – 2.4%
13,163	Mastercard, Inc. Class A	6,103,815
21,865	Visa, Inc. Class A	5,808,874

		11,912,689

Food Products – 1.9%
22,355	Hershey Co.	4,414,665
72,950	Mondelez International, Inc. Class A	4,986,133

		9,400,798

Gas Utilities – 0.1%
29,655	Suburban Propane Partners LP	544,762

Ground Transportation – 0.5%
13,265	Landstar System, Inc.	2,523,666

Health Care Providers & Services – 3.2%
1	CVS Health Corp.	60
9,602	Elevance Health, Inc.	5,108,552
11,911	Humana, Inc.	4,307,137
11,349	UnitedHealth Group, Inc.	6,538,840

		15,954,589

Hotels, Restaurants & Leisure – 2.1%
7,950	Domino’s Pizza, Inc.	3,408,165
30,255	Papa John’s International, Inc.	1,338,179
72,994	Starbucks Corp.	5,689,882

		10,436,226

Independent Power and Renewable Electricity Producers – 0.5%
146,975	AES Corp.	2,614,685

Insurance – 2.2%
24,000	American Financial Group, Inc.	3,143,040
23,570	Marsh & McLennan Cos., Inc.	5,245,975
11,100	Primerica, Inc.	2,794,647

		11,183,662

IT Services – 2.6%
26,290	Accenture PLC Class A	8,692,000
49,405	Amdocs Ltd.	4,321,455

		13,013,455

Life Sciences Tools & Services – 2.5%
22,509	Danaher Corp.	6,236,794
10,270	Thermo Fisher Scientific, Inc.	6,299,002

		12,535,796

Machinery – 1.3%
43,073	Graco, Inc.	3,663,359
32,660	Toro Co.	3,126,542

		6,789,901

Media – 6.1%
305,279	Comcast Corp. Class A	12,598,864
229,303	Interpublic Group of Cos., Inc.	7,376,677

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media – (continued)
111,500	New York Times Co. Class A	$ 5,975,285
26,340	Nexstar Media Group, Inc.	4,867,369

		30,818,195

Metals & Mining – 1.2%
9,275	Reliance, Inc.	2,824,794
22,609	Steel Dynamics, Inc.	3,011,971

		5,836,765

Multi-Utilities – 0.6%
89,080	NiSource, Inc.	2,783,750

Oil, Gas & Consumable Fuels – 14.0%
28,836	Cheniere Energy Partners LP	1,518,504
12,503	Cheniere Energy, Inc.	2,283,548
9,053	Delek Logistics Partners LP	373,074
30,768	DT Midstream, Inc.	2,318,676
25,061	Enbridge, Inc.	937,783
574,009	Energy Transfer LP	9,339,126
295,309	EnLink Midstream LLC*	4,036,874
268,020	Enterprise Products Partners LP	7,735,057
52,063	Genesis Energy LP	725,758
14,131	Global Partners LP Class E	565,381
104,392	Hess Midstream LP Class A	3,912,612
4,416	Kinetik Holdings, Inc.	183,176
215,357	MPLX LP	9,221,587
17,886	ONEOK, Inc.	1,490,440
9,728	Pembina Pipeline Corp.	376,863
390,301	Plains All American Pipeline LP	7,099,575
145,142	Sunoco LP	7,971,199
13,945	Targa Resources Corp.	1,886,480
8,838	TC Energy Corp.	374,819
142,626	Western Midstream Partners LP	5,836,256
43,122	Williams Cos., Inc.	1,851,659

		70,038,447

Personal Products – 1.2%
41,009	Estee Lauder Cos., Inc. Class A	4,084,907
13,965	Inter Parfums, Inc.	1,964,596

		6,049,503

Pharmaceuticals – 2.3%
6,115	Eli Lilly & Co.	4,918,111
59,860	Perrigo Co. PLC	1,692,242
27,990	Zoetis, Inc.	5,039,320

		11,649,673

Professional Services – 0.5%
38,660	Robert Half, Inc.	2,481,585

Residential REITs – 0.5%
35,365	Equity LifeStyle Properties, Inc.	2,428,868

Semiconductors & Semiconductor Equipment – 10.5%
30,700	Applied Materials, Inc.	6,514,540
8,062	KLA Corp.	6,635,591
6,625	Lam Research Corp.	6,103,215
7,275	Monolithic Power Systems, Inc.	6,278,980
60,465	NVIDIA Corp.	7,075,614

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
34,007	Power Integrations, Inc.	$ 2,483,871
45,415	Skyworks Solutions, Inc.	5,160,052
35,215	Teradyne, Inc.	4,618,800
37,999	Texas Instruments, Inc.	7,744,576

		52,615,239

Software – 6.3%
16,850	InterDigital, Inc.	2,068,506
12,133	Intuit, Inc.	7,854,298
17,561	Microsoft Corp.	7,346,644
55,941	Oracle Corp.	7,800,972
11,764	Roper Technologies, Inc.	6,408,439

		31,478,859

Specialized REITs – 1.5%
18,764	American Tower Corp.	4,135,586
20,225	Extra Space Storage, Inc.	3,228,314

		7,363,900

Specialty Retail – 5.0%
46,019	Best Buy Co., Inc.	3,981,564
17,581	Home Depot, Inc.	6,472,621
25,227	Lowe’s Cos., Inc.	6,193,481
17,050	Tractor Supply Co.	4,489,606
27,244	Williams-Sonoma, Inc.	4,214,102

		25,351,374

Technology Hardware, Storage & Peripherals – 2.3%
167,016	HP, Inc.	6,027,608
42,740	NetApp, Inc.	5,427,125

		11,454,733

Textiles, Apparel & Luxury Goods – 1.4%
75,495	NIKE, Inc. Class B	5,651,556
13,465	Oxford Industries, Inc.	1,418,268

		7,069,824

Trading Companies & Distributors – 1.8%
70,963	Fastenal Co.	5,020,632
8,082	Watsco, Inc.	3,956,058

		8,976,690

TOTAL COMMON STOCKS (Cost $338,828,120)		$491,513,771

Shares	Dividend Rate	Value

Investment Companies(a) –1.9%
Goldman Sachs Financial Square Government Fund — Class R6
9,217,447	5.220%	$ 9,217,447

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Dividend Rate	Value

Investment Companies(a) – (continued)
Goldman Sachs Financial Square Government Fund — Institutional Shares
231,706	5.220%	$ 231,706

TOTAL INVESTMENT COMPANIES (Cost $ 9,449,153)		$ 9,449,153

TOTAL INVESTMENTS – 99.8% (Cost $ 348,277,273)		$500,962,924

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		965,840

NET ASSETS – 100.0%		$501,928,764

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	37	09/20/24	$10,282,300	$48,788

Investment Abbreviations:
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2024:

INCOME BUILDER FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$1,151,500,278	$—
Bank Loans	—	109,383,788	5,188,243
Sovereign Debt Obligations	—	10,445,557	—
Mortgage-Backed Obligations	—	97,025	—
Common Stock and/or Other Equity Investments(a)
Asia	20,884,611	27,467	—
Europe	157,033,393	1,309,640	—
North America	659,026,385	—	390
South America	17,043,200	—	—
Preferred Stocks	—	8,488,617	—
Warrants	—	125,193	—
Securities Lending Reinvestment Vehicle	110,420	—	—
Exchange Traded Funds	66,684,503	—	—
Investment Companies	103,186,871	—	—

Total	$1,023,969,383	$1,281,377,565	$5,188,633

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$573,894	$—
Futures Contracts	6,022,663	—	—
Interest Rate Swap Contracts	—	6,324,347	—

Total	$6,022,663	$6,898,241	$—

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INCOME BUILDER FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(975,597)	$—
Futures Contracts(b)	(3,468,966)	—	—
Interest Rate Swap Contracts(b)	—	(496,139)	—
Written Option Contracts	—	(99,330)	—

Total	$(3,468,966)	$(1,571,066)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

RISING DIVIDEND GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$10,384,242	$—	$—
North America	481,129,529	—	—
Investment Companies	9,449,153	—	—

Total	$500,962,924	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$48,788	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and

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instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other portfolios. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Energy Sector Risk — The Underlying MLP Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, business, social, political, environmental, regulatory or other developments affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs , energy infrastructure funds, and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; increased governmental or environmental regulation; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; declines in domestic or foreign production; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Energy companies can be significantly affected by the supply of, and demand for, particular energy products (such as oil and natural gas), which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in

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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly

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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

impact a Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Other Investments Risk — By investing in pooled investment vehicles (including investment companies and ETFs), partnerships and REITs indirectly through the Fund, investors will incur a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Fund (including operating costs and investment management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests therein.

REIT Risk — Risks associated with investments in the real estate industry (such as REITs) include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.